Commitments and Contingencies (Details)	Jun. 30, 2018 USD ($)
Commitments and Contingencies Disclosure [Abstract]
2018	$ 35,972
2019	74,204
2020	78,146
2021	82,207
2022	87,851
2023	37,775
Total minimum lease payments	$ 396,155